Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flows disclosed in financing activities - Financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows	€ (1,793)	€ 3,253	€ 1,078
Financial liabilities, class [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	37,076	34,019	32,475
Cash flows	(1,311)	2,797	930
Changes in the scope of consolidation	0	123	194
Foreign exchange movement	(663)	398	353
Other	157	(261)	67
Balance at end of period	35,260	37,076	34,019
TDIRA [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	822	822	1,234
Cash flows	(185)		(443)
Other	(1)		31
Balance at end of period	636	822	822
Bonds, financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	30,893	27,070	25,703
Cash flows	(389)	3,391	1,136
Changes in the scope of consolidation		148	5
Foreign exchange movement	(624)	346	321
Other	(31)	(63)	(95)
Balance at end of period	29,848	30,893	27,070
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	4,013	3,664	2,961
Cash flows	(322)	335	613
Changes in the scope of consolidation		(30)	14
Foreign exchange movement	(25)	36	20
Other	5	8	56
Balance at end of period	3,671	4,013	3,664
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period		584	571
Cash flows			(123)
Changes in the scope of consolidation			2
Foreign exchange movement			(1)
Other		(584)	135
Balance at end of period			584
Debt relating to financed assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	125
Cash flows	(60)	(17)
Other	231	143
Balance at end of period	295	125
Cash collateral received [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	261	82	21
Cash flows	(230)	179	61
Other	0	0
Balance at end of period	31	261	82
NEU Commercial Paper
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	158	1,116	1,358
Cash flows	397	(958)	(243)
Foreign exchange movement			0
Other	0	(1)	1
Balance at end of period	555	158	1,116
IFRS Bank Overdrafts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	203	318	193
Cash flows	(37)	(123)	82
Changes in the scope of consolidation	0	(4)	38
Foreign exchange movement	(12)	5	5
Other		7
Balance at end of period	154	203	318
Other financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	602	363	434
Cash flows	(484)	(10)	(153)
Changes in the scope of consolidation		9	135
Foreign exchange movement	(2)	10	8
Other	(46)	229	(61)
Balance at end of period	70	602	363
Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(138)
Cash flows	37	26	8
Changes in the scope of consolidation		(2)
Foreign exchange movement	641	(376)	(339)
Other	(29)	(246)	62
Balance at end of period	510	(138)
Cash collateral paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of period	(123)
Cash flows	(519)	430	€ 140
Foreign exchange movement	0	0
Balance at end of period	€ (642)	€ (123)